Subsequent Event	9 Months Ended	12 Months Ended
	Jun. 30, 2017	Sep. 30, 2016
Subsequent Event [Abstract]
SUBSEQUENT EVENT

11. SUBSEQUENT EVENT

On July 24, 2017, the Company entered into a collaborative agreement (the “Collaborative Agreement”) with BioFirst Corporation (“BioFirst”), a corporation incorporated under the laws of Taiwan, pursuant to which BioFirst granted us the global license for medical use of the product (the “Product”): BFC-1401 Vitreous Substitute for Vitrectomy. BioFirst is a related party to the Company as Eugene Jiang, Chief Executive Officer of the Company, is one of the directors and common stock shareholders of BioFirst.

According to the Collaborative Agreement, we will co-develop and commercialize the Product with BioFirst and pay BioFirst $3,000,000 (the “Total Payment”) in cash or stock by September 30, 2018 in two installments. An upfront payment of $300,000, representing 10% of the Total Payment due under the Collaborative Agreement, was paid by us upon signing of the Collaborative Agreement. No payment has incurred as of this quarterly report.

The Company is entitled to receive 50% of the future net licensing income

11. SUBSEQUENT EVENT The Company evaluated and concluded that no subsequent events have occurred that would require recognition or disclosure in the consolidated financial statements.